Other Accrued Liabilities (Schedule of Other Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current [Abstract]
Payroll related expenses	$ 39,469	$ 37,498
Procurement cost for content library	36,436	36,031
Business taxes	23,301	21,613
Insurance	8,714	4,172
Professional fees	4,822	4,816
Service contract provider expenses	3,560	6,525
Deferred rent expenses	3,191	3,794
Accrued interest expense	1,450	6,192
Income tax payable	826	2,876
Other	24,356	25,479
Total other accrued liabilities	$ 146,125	$ 148,996